Other Employee Benefit Plans (Details) - USD ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Company's contributions to 401(K) plan		$ 7,200,000	$ 3,500,000	$ 1,300,000
Common stock shares purchase price limit for employees as percentage of market value under Employee Stock Purchase Plan		90.00%
Employee stock purchase plan maximum percentage of purchase employee can make on eligible compensation		10.00%
Maximum number of shares available for purchase by participating employees (in shares)		2,500,000
Subsequent Event
Maximum annual contribution to 401(k) plan by employees, effective January 1, 2019	$ 19,500
Strayer Education, Inc. 401k Plan
Percentage of company matching contribution to 401(K) plan		50.00%
Defined contribution plan employer matching contribution percent		3.00%
Capella Education Company Retirement Savings Plan
Percentage of company matching contribution to 401(K) plan, first tier		100.00%
Percentage of company matching contribution to 401(K) plan, second tier		4.00%
Defined contribution plan employer matching contribution percent, first tier		2.00%
Defined contribution plan employer matching contribution percent, second tier		50.00%